FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
31.	FAIR VALUE MEASUREMENTS

The Group applies ASC Topic 820, Fair Value Measurements and Disclosures ("ASC 820"), which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 805, the Group remeasures a contingent business acquisition consideration at fair value as at December 31, 2011, on recurring basis using significant unobservable inputs (level 3) which was valued using the income approach based on benchmarking lending interest rate at 6.66%. The contingent business acquisition consideration was settled against with the account receivable of RMB10,566 during the year in connection with a netting agreement entered into with the previous shareholder of a wholly owned subsidiary. The gain from the netting arrangement of RMB1,433 is recorded as "Other operating income" in the statement of comprehensive income.

The following table presents a reconciliation of the contingent business acquisition consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2012:

	For the Years Ended December 31,
	2011	2012	2012
	RMB	RMB	US$

Balance as of January 1,	14,072	11,999	1,926

Payment by cash during the year	(2,305)	-	-
Unrealized loss	232		-
Settlement through netting with receivables	-	(11,999)	(1,926)

Balance as of December 31,	11,999	-	-

The amount of total loss for the year is included in "other expenses"	232	-	-

As of December 31, 2012, there was no disclosure related to fair value measurement required under ASC 820-10-50. The following table summarizes the recurring and nonrecurring fair value measurements for each class of assets as of December 31, 2011.

	Fair Value Measurement at December 31, 2011 Using
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significance Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
Fair value measurement
Recurring
Contingent business acquisition consideration	11,999	-	-	11,999	(232)

Nonrecurring
Long-lived assets held and used*	8,735	-	-	8,735	(3,179)
Goodwill**	-	-	-	-	(300,163)

*	In accordance with ASC 360, long-lived assets held and used with a carrying amount of RMB11,914 were written down to their fair value of RMB8,735, resulting in an impairment charge of RMB3,179, which was included in the caption of "Asset impairment" in the consolidated statements of comprehensive income. The Group utilized cost method under which 38% to 48% discounts were applied to quoted market prices, depending on the expected remaining useful lives of such assets.

In accordance with ASC 350, goodwill with a carrying amount of RMB300,163 was written down to its implied fair value of RMB nil, resulting in an impairment charge of RMB300,163, which was included in the caption of "Asset impairment" in the consolidated statements of comprehensive income . The Group used market price of the Company's ADS, adjusted for an assumed control premium, in determining the fair value of the reporting unit.